Equity - Schedule of Movements in Shares as Result of Merger (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 29, 2016	Dec. 31, 2017	Oct. 28, 2016
Disclosure Of Shareholders Equity [Line Items]
Number of new shares issued	9,232,202,625	9,232,202,625
Value of new shares issued		$ 1,553,687
Amount paid for shares repurchased		$ 21,517
Endesa Americas [Member]
Disclosure Of Shareholders Equity [Line Items]
Number of new shares issued		9,190,344,201
Cash consideration transferred		$ 118,113	$ 118,113